financing costs (Tables)	12 Months Ended
Dec. 31, 2025
financing costs
Schedule of financing costs

Years ended December 31 (millions)	Note	2025	2024
Interest expense
From transactions that only involve the raising of finance
Long-term debt, excluding lease liabilities and other (secured)
Gross		$1,229	$1,168
Capitalized [1]	17,18(a)	(11)	(21)
Net		1,218	1,147
Short-term borrowings and other		75	41
Gain on purchase of long-term debt [2]	26(b)	(303)	—
Long-term debt prepayment premium [3]		48	—
		1,038	1,188
From transactions that do not only involve the raising of finance
Long-term debt – lease liabilities	19,26(j)	161	166
Long-term debt – other (secured)	26(i)	29	22
Employee defined benefit plans net interest	15	12	9
Accretion on provisions	25	28	29
		230	226
		1,268	1,414
Other
Foreign exchange		(54)	(36)
Unrealized changes in virtual power purchase agreements forward element	2(a)	—	231
		1,214	1,609
Interest income		(53)	(33)
		$1,161	$1,576
Net interest cost	3	$1,463	$1,357
Interest expense on long-term debt, excluding lease liabilities and other – capitalized [1]		(11)	(21)
Gain on purchase of long-term debt		(303)	—
Employee defined benefit plans net interest		12	9
Unrealized changes in virtual power purchase agreements forward element		—	231
		$1,161	$1,576

1

Interest on long-term debt, excluding lease liabilities, at a composite rate of 5.3% (2024 – 5.3%) was capitalized to property, plant and equipment assets under construction and to intangible assets with indefinite lives during the period.

2	The gain on purchase of long-term debt is net of a $17 loss on the corresponding foreign exchange derivatives (cross currency interest rate swap agreements) terminated.
3	Long-term debt prepayment premium includes a $38 effect due to a hedging relationship becoming ineffective.